Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	¥ 8,741,893			¥ 7,504,266		¥ 5,440,623	¥ 1,077,430
Current assets	25,298,876			19,866,051
Other current liabilities	(329,004)			(339,126)
Total current liabilities	(13,913,014)			(10,922,244)
Non-current
Non-current assets	19,087,021			19,577,412
Non-current liabilities	(10,442)			(5,679)
BOC [member]
Current
Cash and cash equivalents	137,505			81,288
Other current assets (excluding cash)	68,454			66,756
Current assets	205,959			148,044
Financial liabilities	0			0
Other current liabilities	(41,962)			(40,291)
Total current liabilities	(41,962)			(40,291)
Non-current
Non-current assets	198,555			241,323
Non-current liabilities	0			0
Net Assets	362,552	[1]		349,076	[2]	311,807
JYJC [member]
Current
Cash and cash equivalents	8,086
Other current assets (excluding cash)	11,441
Current assets	19,527
Financial liabilities	0
Other current liabilities	(4,607)
Total current liabilities	(4,607)
Non-current
Non-current assets	2,357
Non-current liabilities	0
Net Assets	17,277	[1]	¥ 15,958
Yangu Gas [member]
Current
Cash and cash equivalents	42,415			37,541
Other current assets (excluding cash)	14,164			14,712
Current assets	56,579			52,253
Financial liabilities	0			0
Other current liabilities	(3,745)			(5,868)
Total current liabilities	(3,745)			(5,868)
Non-current
Non-current assets	44,589			53,556
Non-current liabilities	0			0
Net Assets	¥ 97,423	[1]		¥ 99,941	[2]	¥ 101,113

[1]	JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. The related disposal gain of RMB 1,622 thousands was included in Other (losses)/gains - net.
[2]	Jinpu was disposed to Taizhou Huihuang Plastic Limited Company in August 2017 and the related profit of RMB 10,339 thousands was accounted for in Other (losses)/gains - net.